LONG-TERM DEBT (Tables)	12 Months Ended
Feb. 28, 2023
Long-term Debt
Schedule of long term debt
$
As at February 28, 2021	1,139,269
Finance charge	139,986
Payment made	(401,512)
Foreign exchange adjustment	17,051
As at February 28, 2022	894,794
Finance charge	59,478
Payment made	(1,051,075)
Foreign exchange adjustment	96,803
As at February 28, 2023	-